Income Taxes (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Line Items]
Income tax expense (benefit)	$ 164	$ 143
Income tax (benefit) expense from discontinued operations	$ 56	$ 100
Hope Gas Inc
Income Taxes [Line Items]
Percentage of equity interests sold		100.00%
Income tax expense (benefit)		$ 87